Business Combination (Tables)	12 Months Ended
Dec. 31, 2017
Business Combinations [Abstract]
Schedule of Business Acquisitions, by Acquisition
The details of consideration, fair value of assets acquired and liabilities assumed are as follows:

RMB
Consideration
Cash	17,850
Noncontrolling interests	17,150
Less: Fair value of current net assets acquired	10,126
Identified intangible assets	15,621
Deferred tax liabilities from intangible assets	(3,905)
Goodwill	13,158